As filed with the Securities and Exchange Commission

on April 9, 2001

Registration No. 333-54126; 811-7332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549&

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 27    X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31              X

(Check appropriate box or boxes)

________________________

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

(Exact Name of Registrant as specified in Certificate of Trust)

111 Center Street

Little Rock, Arkansas 72201

(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691

Richard H. Blank, Jr.

c/o Stephens Inc.

111 Center Street

Little Rock, Arkansas 72201

(Name and Address of Agent for Service)

With a copy to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective :

  Immediately upon filing pursuant to Rule 485(b), or

X on April 17, 2001, pursuant to Rule 485(b), or

   60 Days after filing pursuant to Rule 485(a)(1), or

   on _________ pursuant to Rule 485(a)(1)

   75 days after filing pursuant to Rule 485(a)(2), or

   on _________ pursuant to Rule 485(a)(2)

X This post-effective amendment designates a new effect date for a previously filed post-effective amendment.

EXPLANATORY NOTE

    This Post-Effective Amendment No. 27 to the Registration Statement of Barclays Global Investors Funds, Inc. (the "Company") hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940, which was filed on February 9, 2001. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 26, until April 17, 2001.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 9th day of April, 2001.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

By: /s/ Richard H. Blank, Jr. Richard H. Blank, Jr. Secretary and Treasurer (and Principal Financial Officer)

    Pursuant to the requirements of the Securities Act if 1933, this Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
* R. Greg Feltus	Chairman, President (Principal Executive Officer) and Trustee	April 9, 2001
/s/ Richard H. Blank, Jr. Richard H. Blank, Jr.	Secretary and Treasurer (Principal Financial Officer)	April 9, 2001
* Leo Soong	Trustee	April 9, 2001
* Jack S. Euphrat	Trustee	April 9, 2001
* W. Rodney Hughes	Trustee	April 9, 2001
*By: /s/ Richard H. Blank, Jr. Richard H. Blank, Jr.

* As Attorney-in-Fact pursuant to powers of attorney as previously filed.

[MORRISON & FOERSTER LLP LETTERHEAD]

April 9, 2001

Writer's Direct Dial Number

(202) 887-6957

Via Edgar

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

Re: Barclays Global Investors Funds, Inc.

SEC File Nos. 33-54126; 811-7332

Dear Sir or Madam:

In connection with the registration of Barclays Global Investors Funds, Inc. (the "Company") as an investment company under the Investment Company Act of 1940 (the "1940 Act") and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), transmitted herewith for filing is Post-Effective Amendment No. 27 under the 1933 Act and Amendment No. 31 under the 1940 Act to the Company’s Registration Statement on Form N-1A pursuant to Rule 485(b).

This Post-Effective Amendment to the Registration Statement of the Company hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 26 under the 1933 Act and Amendment No. 30 under the Investment Company Act of 1940, which was filed on February 9, 2001. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment 26 until April 17, 2001.

The firm represented the Company in connection with the preparation of the above-referenced Post-Effective Amendment. In accordance with the provisions of paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions or comments, please contact the undersigned at the number set forth above or Marco E. Adelfio at (202) 887-1530.

Sincerely,

/s/ Jonathan F. Cayne

Jonathan F. Cayne

cc: Marco E. Adelfio